CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
CONVERTIBLE NOTES PAYABLE
Schedule of convertible notes payable
September 30, 2024	December 31, 2023
$15,487	$15,487
11,103	11,103
75,000	75,000
8,000	8,000
$109,591	$109,591

December 31, 2023	December 31, 2022
$15,487	$15,487
11,103	11,103
75,000	75,000
8,000	8,000
$109,591	$109,591